Long-Term Investment (Details) - Fuzhou Fumao [Member]	1 Months Ended
	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Long-Term Investment (Details) [Line Items]
Investment amount | ¥	¥ 6,000,000
Equity percentage	20.00%
Carried investment cost | $		$ 941,073